Stockholders' Deficit - Schedule of Outstanding Warrants to Purchase Shares of Common Stock by Exercise Price (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Shares Outstanding Under Warrants	1,231,574
Excercise Price Range One [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 10
Expiration Date(s)	Mar. 31, 2025
Number of Shares Outstanding Under Warrants	516,391
Excercise Price Range Two [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 8.5
Expiration Date(s)	Aug. 31, 2030
Number of Shares Outstanding Under Warrants	150,000
Excercise Price Range Three [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 4.25
Number of Shares Outstanding Under Warrants	10,329
Excercise Price Range Three [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration Date(s)	Jul. 31, 2027
Excercise Price Range Three [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration Date(s)	Sep. 30, 2028
Excercise Price Range Four [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 4
Number of Shares Outstanding Under Warrants	494,525
Excercise Price Range Four [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration Date(s)	Nov. 30, 2027
Excercise Price Range Four [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration Date(s)	Mar. 31, 2029
Excercise Price Range Five [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.5
Expiration Date(s)	Nov. 01, 2028
Number of Shares Outstanding Under Warrants	60,329